Document and Entity Information - Jun. 30, 2015 - shares	Total
Document Information [Line Items]
Entity Registrant Name	Navios Maritime Partners L.P.
Trading Symbol	NMM
Entity Central Index Key	0001415921
Document Type	6-K
Document Period End Date	Jun. 30, 2015
Amendment Flag	false
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Common Unitholders
Document Information [Line Items]
Entity Common Stock Shares Outstanding	83,079,710
General Partner Units
Document Information [Line Items]
Entity Common Stock Shares Outstanding	1,695,509